SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
United States					$ 1,922,947	$ (3,765,272)
Foreign					706,287	266,458
Income (Loss) Before Income Tax (Provision) Benefit	$ 1,528,781	$ 1,431,227	$ 2,248,319	$ 4,374,500	$ 2,629,234	$ (3,498,814)